Financial Risk Management - Schedule of Company's Debt to Equity Ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 80,685	₩ 88,024
Total equity	₩ 246,841	₩ 177,348	₩ 115,766	₩ 75,552
Debt ratio	33.00%	50.00%